FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement of liabilities
Financial assets		¥ 36,226,354
Financial liabilities at amortized cost	¥ 52,099,569	54,023,581
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	805
Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	805
Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortized cost	1,146,893	816,529
Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortized cost	50,952,676	53,207,052
Financial assets in other non-current assets
Fair value measurement of liabilities
Financial assets	111,935	182,132
Significant observable inputs (Level 2)
Fair value measurement of liabilities
Financial liabilities at amortized cost	52,099,569	54,023,581
Significant observable inputs (Level 2) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortized cost	1,146,893	816,529
Significant observable inputs (Level 2) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortized cost	50,952,676	53,207,052
Significant observable inputs (Level 2) | Financial assets in other non-current assets
Fair value measurement of liabilities
Financial assets	111,935	182,132
The Group
Fair value measurement of liabilities
Financial assets	28,053,117
The Group | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value		1,766
The Group | Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value		1,766
The Group | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	8,576,437	1,745,966
The Group | Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	3,175	16,141
The Group | Financial product
Fair value measurement of liabilities
Assets measured at fair value	3,500,000
The Group | Debt instrument at fair value through other comprehensive income
Fair value measurement of liabilities
Assets measured at fair value	2,834,011
The Group | Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	8,853	6,441
The Group | Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	2,230,398	1,723,384
The Group | Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	805	1,766
The Group | Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	805	1,766
The Group | Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	12,028	22,582
The Group | Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	3,175	16,141
The Group | Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	8,853	6,441
The Group | Significant observable inputs (Level 2) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	6,334,011
The Group | Significant observable inputs (Level 2) | Financial product
Fair value measurement of liabilities
Assets measured at fair value	3,500,000
The Group | Significant observable inputs (Level 2) | Debt instrument at fair value through other comprehensive income
Fair value measurement of liabilities
Assets measured at fair value	2,834,011
The Group | Significant unobservable inputs (Level 3) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	2,230,398	1,723,384
The Group | Significant unobservable inputs (Level 3) | Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	¥ 2,230,398	¥ 1,723,384